CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		213 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,091,844)	$ (5,074,832)	$ (146,118,631)
Items not affecting cash:
Depreciation	28,836	41,155	1,455,903
Stock-based compensation	1,010,380	1,149,434	23,764,140
Fair value adjustment of asset backed commercial paper			2,332,531
Escrow shares compensation			2,001,832
Mineral property interest paid in stock and warrants			4,052,698
Loss from equity investee	112,929	302,606	5,043,714
Interest expense	64,256	52,176	518,574
Deferred income tax expense (recovery)	(297,139)	(839,000)	(5,494,665)
Gain on sale of mineral property interest		(104,914)	(1,679,437)
Impairment of mineral property interests			1,017,751
Gain on sale of investments			(3,326,275)
Other items not affecting cash	156,888	(49,951)	90,687
Changes in assets and liabilities:
Receivables	24,522	292,450	(96,433)
Prepaid expenses	129,861	203,566	(523,379)
Other assets	7,951		30,864
Accounts payable and accrued liabilities	270,919	52,050	548,323
Deferred future metal credit sale:	40,000,000		40,000,000
Net cash provided by (used in) operating activities	36,417,559	(3,975,260)	(76,381,803)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	9,722,897	1,628,583	140,726,891
Share issue costs	(86,636)	(108,058)	(4,952,907)
Net cash provided by financing activities	9,636,261	1,520,525	135,773,984
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition			837,263
Mineral property interest		(2,110,000)	(4,904,610)
Reclamation deposits		(32,502)	(419,150)
Purchase of asset backed commercial paper			(4,031,122)
Acquisition of PacMag Metals Limited			(7,465,495)
Acquisition of equipment	(1,130)	(17,307)	(2,124,742)
Proceeds from sale of royalty interest	5,000,000		5,000,000
Proceeds from sale of mineral property interest		104,914	1,596,305
Proceeds from sale of investments			5,734,895
Net cash provided by (used in) investing activities	4,998,870	(2,054,895)	(5,776,656)
Effect of foreign currency translation on cash and cash equivalents	(200,257)	273,509	1,492,416
Change in cash and cash equivalents during the period	50,852,433	(4,236,121)	55,107,941
Cash and cash equivalents, beginning of period	4,255,508	14,512,198
Cash and cash equivalents, end of period	55,107,941	10,276,077	55,107,941
Cash paid for interest during the period
Cash paid for income taxes during the period